Schedule of Other Changes in Plan Assets and Benefit Obligation Recognized (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Pension Plans, Defined Benefit
Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets And Amounts Recognized In Balance Sheet And In Other Comprehensive Income Loss [Line Items]
Net (gain) loss		$ 1,939
Total recognized in other comprehensive (income) loss, before tax		1,939
Net of tax		1,939
Other Pension Plans, Defined Benefit
Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets And Amounts Recognized In Balance Sheet And In Other Comprehensive Income Loss [Line Items]
Net (gain) loss		325
Prior service (cost) credit		(1,861)
Total recognized in other comprehensive (income) loss, before tax		(1,536)
Net of tax		$ (1,536)
Predecessor | Pension Plans, Defined Benefit
Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets And Amounts Recognized In Balance Sheet And In Other Comprehensive Income Loss [Line Items]
Net (gain) loss	$ 1,877		$ 3,821
Fresh-start accounting fair value adjustment	(22,333)
Amortization of net (loss) gain	(748)		(1,785)
Total recognized in other comprehensive (income) loss, before tax	(21,204)		2,036
Net of tax	(21,204)		1,323
Predecessor | Other Pension Plans, Defined Benefit
Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets And Amounts Recognized In Balance Sheet And In Other Comprehensive Income Loss [Line Items]
Net (gain) loss	207		(285)
Amortization of prior service (cost) credit	927		4,346
Fresh-start accounting fair value adjustment	19,055
Amortization of net (loss) gain	335		1,138
Total recognized in other comprehensive (income) loss, before tax	20,524		5,199
Net of tax	$ 20,524		$ 3,379